Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Accrual of loss contingency	$ 38.0
Estimate of possible loss	300.0
Unrecognized tax benefits	108.0	$ 94.0	$ 71.0	$ 63.0
Shareholder Litigation
Loss Contingencies [Line Items]
Amount awarded to other party	4.9
Legal Reserve | Invoicing Matter
Loss Contingencies [Line Items]
Estimate of possible loss	$ 380.0